Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Inventories - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Inventories [Line Items]
Finished goods	€ 15,010	€ 16,804
Trading goods		1,474
Work in progress	7,003	3,912
Raw materials	30,995	36,766
Total	53,008	58,956
Write-downs [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Inventories [Line Items]
Write-downs finished goods	(1,700)	(206)
Write-downs work in progress	(626)	(502)
Write-downs raw materials	(11,563)	(5,111)
Total	€ (13,889)	€ (5,819)